Income Tax (Details) ¥ in Millions, $ in Millions			1 Months Ended		6 Months Ended
	Jan. 01, 2022	Oct. 25, 2021	Mar. 31, 2022	Sep. 30, 2018	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Dec. 31, 2024 HKD ($)
Income Tax (Details) [Line Items]
Assessable profits amount (in Dollars)											$ 2.0
Enterprise income tax years					2 years
Reduction percentage					50.00%
Subsequent year					3 years
Preferential tax rate		15.00%			15.00%					15.00%
New technology enterprise certificate effective for a period					3 years
Amount of taxable income not exceeding value (in Yuan Renminbi) | ¥									¥ 1.0
Preferential tax rate						5.00%	2.50%	2.50%	5.00%
Income tax expense (in Dollars)					$ (187,527)	$ 127,502
High and New Technology Enterprise [Member]
Income Tax (Details) [Line Items]
Preferential tax rate							15.00%
BaiJiaYun [Member]
Income Tax (Details) [Line Items]
Reduction percentage	50.00%
Nanjing Baijia Cloud Technology Co. Ltd [Member]
Income Tax (Details) [Line Items]
Reduction percentage	50.00%
Preferential tax rate									5.00%
Beijing Deran Technology Co., Ltd [Member]
Income Tax (Details) [Line Items]
Preferential tax rate									15.00%
Beijing Baishilian [Member]
Income Tax (Details) [Line Items]
Preferential tax rate								15.00%
Wuhan Baijiashilian Technology Co. Ltd [Member]
Income Tax (Details) [Line Items]
Preferential tax rate							15.00%
Baijiayun Information Technology Co Ltd And Baijia Cloud Technology Co Ltd [Member]
Income Tax (Details) [Line Items]
Preferential tax rate									5.00%
Guizhou Baijiayun Haoyu Xingchen Xian Baijiayun Henan Baijiayun And Baijiayun Wfoe [Member]
Income Tax (Details) [Line Items]
Preferential tax rate						5.00%	2.50%	2.50%
Hong Kong [Member]
Income Tax (Details) [Line Items]
Assessable profits amount (in Dollars)											$ 2.0
Withholding tax rate					5.00%
PRC [Member]
Income Tax (Details) [Line Items]
Tax rate percentage					25.00%
Research and development expenses percentage			200.00%	175.00%
Withholding tax rate					10.00%
Assessable Profits On The First HK$2 Million [Member] | Hong Kong [Member]
Income Tax (Details) [Line Items]
Tax rate percentage					8.25%
Tax rate percentage					16.50%